Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Provisions

Provisions disclosed in liabilities as of December 31, 2018 and 2017 present the following detail:

	As of December 31,
	2018	2017
	MCh$	MCh$
Provisions for personnel salaries and expenses	99,945	90,559
Provisions for mandatory dividends	51,614	17,234
Provisions for contingent loans risk	45,848	—
Provisions for contingencies	17,496	10,096

Totals	214,903	117,889

Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9

Movements in the provisions for contingent loans risk according to IFRS 9, for the year ended December 31, 2018 are as follows:

	Contingent loans risk
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	13,485	44,107	2,099	59,691
Balances as of January 1, 2018	13,485	44,107	2,099	59,691
Changes in the allowances
- Transfers to stage 1	—	(504)	116	(388)
- Transfers to stage 2	(155)	—	268	113
- Transfers to stage 3	(42)	(66)	—	(108)
- Increases due to change in credit risk	2,283	5,528	38	7,849
- Decreases due to change in credit risk	(1,298)	(446)	(39)	(1,783)
- Charge-offs
- Changes due to modifications that did not result in derecognition
New financial assets originated or purchased	5,104	965	126	6,195
Financial assets that have been derecognized	(3,763)	(21,558)	(754)	(26,075)
Changes in models/risk parameters				—
Foreign exchange and other movements	265	86	3	354
Balances as of December 31, 2018	15,879	28,112	1,857	45,848

Schedule of Provision Balance Changes

The provision balance changes during 2018 and 2017, were as follows:

	Provisions for personnel salaries and expenses (i)	Provisions for mandatory dividends (ii)	Provisions for contingent loans risk	Provisions for contingencies (iii)	Totals
	MCh$	MCh$	MCh$		MCh$
Balances as of January 1, 2018	90,559	17,234	—	10,096	117,889
Provisions established due to IFRS 9 adoption	—	—	59,691	—	59,691
Provisions applied	(27,026)	(17,234)	—	—	(44,260)
Provisions recorded	53,156	51,614	14,511	8,993	128,274
Provisions released	(25,561)	—	(28,354)	(1,347)	(55,262)
Other movements	8,817	—	—	(246)	8,571

Balances as of December 31, 2018	99,945	51,614	45,848	17,496	214,903

	Provisions for personnel salaries and expenses (i)	Provisions for mandatory dividends (ii)	Provisions for contingencies (iii)	Totals
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	89,295	1,029	9,724	100,048
Provisions applied	(23,815)	—	—	(23,815)
Provisions recorded	91,722	17,234	586	109,542
Provisions released	(62,231)	(1,029)	—	(63,260)
Other movements	(4,412)	—	(214)	(4,626)

Balances as of December 31, 2017	90,559	17,234	10,096	117,889

(i)	Employee benefits and staff salaries are recorded in “Personnel salaries expenses.”
(ii)	Mandatory dividends are recorded in the Consolidated Statement of Changes in Equity, against “Provision for mandatory dividends.”
(iii)	The contingency provisions/ (releases) are included in Other operating (expenses)/income, depending on whether they are debit or a credit.

Schedule of Provisions for Payroll and Employee Benefits

Provisions for payroll and employee benefits

		As of December 31,
		2018	2017
		MCh$	MCh$
Provision for long-term termination benefits	(e.1)	8,298	7,914
Provision for pension plan	(e.2)	30,908	31,761
Provision for retroactive unemployment plan	(e.3)	373	371
Provision for retirements bonus plan	(e.4)	542	476
Provision for other employee benefits	(*)	46,249	36,811
Vacation accrual	(*)	13,575	13,226

Totals		99,945	90,559

(*)	Short-term benefits

Summary of Economic Assumptions

The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Summary of economic hypothesis
Discount rate(s)	6.75	7.50
Expected rate(s) of salary increase	5.20	6.00
Inflation rate	3.20	4.00

Schedule of Defined Benefit Obligation and the Amounts Recognized in the Statement of Income

The movements of the present value of the obligation for this type of benefit and the amounts recognized in the Consolidated Statements of Income are determined using the projected credit unit method and it consist of the following:

	As of December 31,
	2018	2017
	MCh$	MCh$
Balances as of January 1,	7,914	7,950
Net cost of benefits (*)	1,397	1,487
Payments	(973)	(856)
Provisions recorded	(350)	(51)
Exchange differences	310	(616)

Balances as of December 31,	8,298	7,914

(*) Detail of net cost of benefit is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Current services cost	836	866
Interest expense on obligation	561	621

Total	1,397	1,487

Summary of Economic Assumptions	The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Summary of economic assumptions
Discount rate	6.25	7.25
Expected rate of salary increase	5.70	6.50

Schedule of Pension Plan Balances Movements

The detail of Pension plan balances movements is as follows:

	2018	2017
	MCh$	MCh$
Balances as of January 1,	31,761	34,768
Interest expense on obligation	2,359	2,742
Payments	(3,802)	(3,581)
Actuarial losses (gains)	(698)	223
Exchange differences	1,288	(2,391)

Balances as of December 31,	30,908	31,761

Schedule of Main Assumptions Used in the Valuation	The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Assumptions
Discount rate	5.75	7.25
Expected rate of salary increases	5.70	6.50
Inflation rate	3.20	4.00

Schedule of Changes in Provision

The details of movements for this benefits during years ended December 31, 2018 and 2017 are as follows:

	2018	2017
	MCh$	MCh$
Balances as of January 1,	371	472
Current services costs	108	13
Interest expense on obligations	24	36
Actuarial gains	(32)	(19)
Payments of benefits	(115)	(93)
Exchange differences	17	(38)
Balances as of December 31,	373	371

Summary of Economic Assumptions

The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Summary of economic hypothesis
Discount rate(s)	6.75	7.50
Expected rate(s) of salary increase	5.20	6.00
Inflation rate	3.20	4.00

Schedule of Changes in Provision

The amounts recognized for this benefit are as follows:

	2018	2017
	MCh$	MCh$
Balances as of January 1,	476	439
Current service costs	39	34
Interest expense on obligation	37	36
Actuarial (gains) losses	(24)	4
Payments of benefits	(5)	(3)
Exchange differences	19	(34)

Balances as of December 31,	542	476

Schedule of Summary Effects in Other Comprehensive Income

The effect on Other Comprehensive Income is summarized as follows:

		For the years ended December 31,
		2018	2017	2016
		MCh$	MCh$	MCh$
Pension plan	(e.2)	(698)	223	3,761
Retroactive unemployment plan	(e.3)	(32)	(19)	159
Retirement bonus plan	(e.4)	(24)	4	—

Total recognition of obligations for defined benefits		(754)	208	3,920

Schedule of future payments

The following is a detail of future payments for the year 2018 and 2017:

	Long-term termination benefits	Pension plan	Retroactive unemployment plan	Retirement benefit plan
2018	MCh$	MCh$	MCh$	MCh$
Fiscal year 2019	783	2,995	66	40
Fiscal year 2020	842	2,858	38	22
Fiscal year 2021	1,003	2,682	20	26
Fiscal year 2022	1,147	2,527	70	40
Fiscal year 2023-2031 (combined)	1,160	2,457	102	43
Fiscal year 2024-2031 (combined)	4,749	11,751	94	203

	Long-term termination benefits	Pension plan	Retroactive unemployment plan	Retirement bonus plan
2017	MCh$	MCh$	MCh$	MCh$
Fiscal year 2018	944	2,996	55	36
Fiscal year 2019	752	2,922	32	12
Fiscal year 2020	868	2,757	38	21
Fiscal year 2021	1,038	2,586	22	26
Fiscal year 2022	1,177	2,434	68	42
Fiscal year 2023-2027 (combined)	5,384	11,512	177	246